Recent accounting pronouncements	12 Months Ended
Dec. 31, 2025
Recent accounting pronouncements
Recent accounting pronouncements

3. Recent accounting pronouncements

Impact on adoption of Recently Issued Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 requires in-scope crypto assets (including the Group’s digital assets holdings) to be measured at fair value in the statement of financial position, with gains and losses from changes in the fair value of such crypto assets recognized in net income/(loss) each reporting period. ASU 2023-08 also requires certain interim and annual disclosures for crypto assets within the scope of the standard. The Company adopted this guidance effective on January 1, 2025 on a prospective basis, with a cumulative-effect adjustment to the opening balance of retained earnings. Prior periods will not be restated. The adoption of ASU 2023-08 increased its 2025 beginning retained earnings balance by approximately RMB28.2 million.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which applies to all entities subject to income taxes. ASU 2023-09 requires dis-aggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The Group adopted ASU 2023-09 effective on January 1, 2025 on a prospective basis on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Certain Debt Securities and Other Financial Assets, which clarifies the measurement methodology for credit losses on certain debt securities, trade receivables and other financial assets that are not subject to the current expected credit loss (CECL) “lifetime-loss” model. ASU 2025-05 permits an entity to use a simplified “provision-matrix” or “fixed-rate” approach when historical-loss data are limited and requires enhanced disaggregation of credit-loss expense by asset class and risk rating. The Group early adopted ASU 2025-05 and there was no material effect on the consolidated financial statements.

Impact of Recently Issued Accounting Pronouncements Not Yet Effective

In November 2024, the FASB issued ASU No. 2024-03, Income Statement(Topic 220)- Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt ASU No. 2024-03 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.